Contingent Liabilities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended
	Jun. 06, 2012 USD ($) LegalMatter	Dec. 31, 2012 Defendant Employee	Mar. 31, 2012 Autolive France USD ($)	Mar. 31, 2012 Autolive France EUR (€)	Mar. 31, 2012 Autolive Turkey USD ($)	Mar. 31, 2012 Autolive Turkey EUR (€)	May 31, 2012 Normandy Precision Components Case EUR (€)	Feb. 29, 2012 Normandy Precision Components Case USD ($)	Feb. 29, 2012 Normandy Precision Components Case EUR (€)	Dec. 31, 2009 Normandy Precision Components Case USD ($)	Dec. 31, 2009 Normandy Precision Components Case EUR (€)	Dec. 31, 2012 United States District Court for Eastern District of Michigan Defendant
Commitments and Contingencies Disclosure [Line Items]
Damages sought										$ 16	€ 12
Damages awarded								7.0	5.6
Damages paid value							5.6
Aggregate claim amount associated with Eric Molleux Technologies Composants "EMT"			22.0	16.3	5.0	4.0
Cash paid for litigation settlements	$ 14.5
Number of employees impacted		3
Number of antitrust law violations	2
Number of defendants in antitrust class actions		12
Number of pending antitrust class actions												11